Long-Term Debt - Schedule of Long-Term Debt Instruments (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long-term debt	$ 1,598,200,000	$ 0	$ 0
Weighted average cost of debt	4.20%	0.00%
Secured Debt | Term loan, due 2021
Debt Instrument [Line Items]
Long-term debt	798,200,000	0
Senior Notes
Debt Instrument [Line Items]
Long-term debt	800,000,000	0
Senior Notes | 5.250% senior unsecured notes, due 2022
Debt Instrument [Line Items]
Long-term debt	400,000,000	0
Senior Notes | 5.625% senior unsecured notes, due 2024
Debt Instrument [Line Items]
Long-term debt	$ 400,000,000	$ 0